Summary of Significant Accounting Policies - Transactions in foreign currency & employee benefits (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) $ / $ $ / ¥ $ / €	Dec. 31, 2018 CLP ($) $ / $ $ / ¥ $ / €	Dec. 31, 2017 CLP ($) $ / $ $ / ¥ $ / €	Dec. 31, 2016 CLP ($)
Disclosure of detailed information about financial instruments
Gain on net foreign exchange income	$ 3,894	$ 2,701	$ 104,875	$ 12,405
USD
Disclosure of detailed information about financial instruments
Foreign exchange rate | $ / $	693.60	693.60	615.43
JPY
Disclosure of detailed information about financial instruments
Foreign exchange rate | $ / ¥	6.29	6.29	5.46
EUR
Disclosure of detailed information about financial instruments
Foreign exchange rate | $ / €	793.96	793.96	739.32